Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.0%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/25/23), Ser. A, 4.00%, 12/1/48 (Prerefunded (9/25/23)	A2	$100,000	$99,899
Jefferson, Cnty. Rev. Bonds, (Warrants), 5.00%, 9/15/29	AA+	100,000	104,489
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	150,000	157,349

			361,737
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	106,176

			106,176
Arizona (0.7%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A+	250,000	248,904

			248,904
California (21.0%)
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/28), (Green Bonds), Ser. A-1, 4.00%, 5/1/53	A1	325,000	320,713
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A-	105,000	100,540
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Sutter Hlth.), Ser. A, 5.00%, 11/15/32	A1	250,000	267,932
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	545,000	581,441
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	166,584
(Davis II, LLC Orchard Park), BAM, 5.00%, 5/15/31	AA	400,000	437,129
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A-/F	175,000	172,556
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	149,014
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	684,561
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	293,682
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	96,392
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	207,438
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Adventist Hlth. Syst.), 5.00%, 3/1/35	A-	225,000	230,387
Long Beach, Arpt. Syst. Rev. Bonds
Ser. A, AGM, 5.00%, 6/1/40	AA	200,000	222,288
Ser. B, AGM, 5.00%, 6/1/33	AA	225,000	262,995
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/34	AA+	200,000	229,760
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	299,827
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	97,389
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM, 4.00%, 8/1/31	AA	200,000	207,580
San Bernardino, City Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, AGM, 3.00%, 8/1/35	AA	350,000	317,279
San Francisco, City & Cnty. COP, Ser. A, 5.00%, 4/1/30	Aa1	260,000	289,432
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	100,000	108,326
5.00%, 5/1/34	A1	100,000	109,093
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/31	AA+	170,000	191,938
5.00%, 6/1/30	AA+	195,000	220,255
San Jose Arpt. Rev. Bonds, (Norman Y Mineta San Jose Intl. Arpt.), Ser. A, 5.00%, 3/1/33	A2	300,000	325,812
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	214,860
Yuba, Cmnty. College Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/38	Aa2	615,000	521,781

			7,326,984
Colorado (1.9%)
CO State COP, Ser. A, 3.00%, 12/15/36	Aa2	520,000	452,916
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	106,147
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	93,372

			652,435
Connecticut (0.3%)
CT State Special Tax, 5.00%, 5/1/34	AA	100,000	111,460

			111,460
District of Columbia (0.9%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	168,087
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	130,000	139,155

			307,242
Florida (5.6%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	100,000	106,197
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A
5.00%, 10/1/35	A1	350,000	362,783
5.00%, 10/1/25	Aa3	500,000	510,663
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A1	115,000	115,973
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/40	A+	250,000	263,566
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, 5.00%, 7/1/38	A1	560,000	577,313

			1,936,495
Georgia (1.3%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	250,000	242,238
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	94,987
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/30	Baa2	95,000	95,631
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	5,000	5,152

			438,008
Illinois (4.7%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	74,977
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/28	A+	425,000	430,271
5.00%, 1/1/28 (Prerefunded 1/1/25)	AAA/P	175,000	178,613
Ser. C, 5.00%, 1/1/26	A+	50,000	50,859
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A+	100,000	102,637
IL State G.O. Bonds
5.00%, 2/1/26	A3	100,000	102,969
Ser. D, 5.00%, 11/1/25	A3	125,000	128,306
4.00%, 1/1/31	A3	100,000	99,277
IL State Fin. Auth. Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	150,000	153,141
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	101,757
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A	100,000	100,230
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	101,660

			1,624,697
Indiana (0.9%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.), 5.00%, 6/1/28	A2	100,000	106,137
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	200,000	195,262

			301,399
Kentucky (2.8%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A-	195,000	206,077
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	199,159
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	300,000	315,418
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	250,000	248,073

			968,727
Louisiana (0.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA-/F	200,000	197,573

			197,573
Maryland (0.3%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	106,367

			106,367
Michigan (3.5%)
Great Lakes, Wtr. Auth. Wtr. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/28	A+	665,000	695,439
MI State Bldg. Auth. Rev. Bonds, Ser. II
5.00%, 10/15/41	Aa2	175,000	190,978
5.00%, 10/15/40	Aa2	100,000	109,837
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BBB	240,000	240,992

			1,237,246
Minnesota (3.2%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	15,000	14,862
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BBB-	100,000	101,795
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	265,000	272,326
(Allina Hlth. Oblig. Group), 4.00%, 11/15/37	AA-	250,000	241,944
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 4.20%, 11/15/38	A-1+	500,000	500,000

			1,130,927
Missouri (1.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/27	A2	155,000	160,726
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BBB-	290,000	258,067

			418,793
Nevada (1.5%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	201,470
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	5,000	5,037
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A, 5.00%, 7/1/39	Aa3	300,000	324,408

			530,915
New Jersey (3.3%)
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	240,000	223,148
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. SSS, 5.00%, 6/15/34(FWC)	A2	250,000	271,443
Ser. B, 5.00%, 11/1/26	A2	100,000	104,709
(NJ Transit Corp.), Ser. B, 5.00%, 11/1/24	A2	270,000	274,141
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, 5.00%, 9/15/23	A2	75,000	75,026
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.00%, 11/1/36	AA	200,000	219,510

			1,167,977
New York (11.0%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	103,127
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	304,731
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/34	A3	100,000	99,681
NY City, G.O. Bonds, Ser. C-1, 5.00%, 8/1/27	Aa2	250,000	268,074
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	750,000	737,405
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	300,000	202,036
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue)
5.00%, 11/1/40	AAA	750,000	788,961
Ser. A-6, 5.00%, 8/1/29	AAA	275,000	303,244
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	686,235
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	242,777
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	102,911

			3,839,182
Ohio (2.1%)
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	Aa3	165,000	146,409
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23 (Escrowed to maturity)	AAA/P	50,000	50,144
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	175,000	177,200
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	102,228
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	248,608

			724,589
Pennsylvania (5.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	209,030
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	100,537
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	156,075
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	200,000	212,464
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	190,000	208,403
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A2	285,000	312,581
Philadelphia Auth. For Ind. Dev. Rev. Bonds, (MaST Cmnty. Charter School II), 5.00%, 8/1/30	BBB-	175,000	178,244
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	250,000	251,914
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	151,726
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	30,000	30,025

			1,810,999
Puerto Rico (1.0%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	48,829	20,325
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	200,000	203,805
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	137,996

			362,126
South Carolina (0.5%)
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	200,000	176,795

			176,795
Tennessee (1.1%)
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/36	A1	100,000	111,960
5.00%, 7/1/33	A2	250,000	267,440

			379,400
Texas (17.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/33	AAA	250,000	281,731
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	201,320
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	166,764
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	547,256
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A	200,000	208,623
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	254,599
Dallas, Area Rapid Transit Rev. Bonds, 5.00%, 12/1/33	AA+	100,000	110,014
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	210,000	185,742
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	250,000	248,918
Hutto, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 8/1/43	Aaa	200,000	216,126
5.00%, 8/1/41	Aaa	250,000	271,589
Irving, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/41	Aaa	325,000	354,561
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB-	125,000	126,286
Nederland, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/15/31	Aaa	675,000	747,483
New Caney, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/48	Aaa	300,000	321,107
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM, 5.00%, 8/1/24	AA	135,000	136,780
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	675,000	607,882
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	250,000	283,411
TX State Wtr. Dev. Board Rev. Bonds
(Revolving Fund), 5.00%, 8/1/29	AAA	400,000	441,082
(Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	245,787

			5,957,061
Utah (1.0%)
U. of UT (The) Rev. Bonds, Ser. B, 5.00%, 8/1/38	Aa1	200,000	222,532
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	136,019

			358,551
Washington (5.1%)
Port of Seattle Rev. Bonds
5.00%, 4/1/38	AA-	200,000	207,140
Ser. B, 5.00%, 8/1/37	AA-	500,000	530,029
Ser. B, 5.00%, 5/1/27	AA-	300,000	312,165
WA State G.O. Bonds
Ser. F, 5.00%, 6/1/45	Aaa	200,000	213,771
Ser. A-1, 5.00%, 8/1/37	Aaa	500,000	510,131

			1,773,236

Total municipal bonds and notes (cost $35,168,395)			$34,556,001

SHORT-TERM INVESTMENTS (1.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	356,648	$356,648

Total short-term investments (cost $356,648)		$356,648
TOTAL INVESTMENTS

Total investments (cost $35,525,043)		$34,912,649

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,887,942.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$1,062,919	$12,555,882	$13,262,153	$48,107	$356,648

	Total Short-term investments	$1,062,919	$12,555,882	$13,262,153	$48,107	$356,648
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	19.6%
	Local debt	17.0
	Healthcare	12.6
	Utilities	11.4
	State debt	10.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$34,556,001	$—
Short-term investments	—	$356,648	—

Totals by level	$—	$34,912,649	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com